Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated August 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017, April 7, 2017, May 18, 2017

and July 28, 2017

1) Effective September 18, 2017, the maximum sales load for Class E shares of Ivy Pictet Emerging Markets Local Currency Debt Fund (when offered) will be reduced to 2.50%. Therefore, on that date, the following changes are made to the prospectus:

■	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on page 16:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	$20	[2]	$20	[2]	None	None	None	None

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated August 18, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

as supplemented February 22, 2017, March 2, 2017, April 7, 2017, May 18, 2017

and July 28, 2017

1) Effective September 18, 2017, the maximum sales load for Class E shares of Ivy Pictet Emerging Markets Local Currency Debt Fund (when offered) will be reduced to 2.50%. Therefore, on that date, the following changes are made to the prospectus:

■	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on page 16:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class C		Class E		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		2.50%		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	1.00%	[1]	None		None	None	None	None
Maximum Account Fee	$20	[2]	$20	[2]	$20	[2]	None	None	None	None

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	$ 20
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	$ 20
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 20
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Ivy Pictet Emerging Markets Local Currency Debt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none